Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Accrued research & development	$ 30	$ 8
Accrued professional fees	236	2
Accrued compensation	469
Accrued other	4	25
Total accrued expenses	$ 739	$ 35